Issuances of Securities (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Issuances of Securities
Number of units total awards outstanding, beginning	47,665,000	47,665,000	28,190,000
Number of units granted	0		31,725,000
Number of units cancelled/forfeited	0		(12,250,000)
Number of units total awards outstanding, ending	47,665,000	47,665,000	47,665,000
Weighted Average Grant Date Fair Value
Weighted average total awards outstanding, beginning	$ 0.54	$ 0.54	$ 0.96
Weighted average units granted	0	0	0.42
Weighted average units exercised/released	0	0	0
Weighted average units cancelled/forfeited	0	0	1.16
Weighted average total awards outstanding, ending	$ 0.54	$ 0.54	$ 0.54